Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Consolidated Statement of Financial Position - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Consolidated Statement of Financial Position [Abstract]
Current liabilities	$ 40,245	$ 93,166
Non-current liabilities		40,113
Total liabilities	$ 40,245	$ 133,279	$ 368,747